Note 4 - Acquisitions (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Businesses Acquired		9
Business Combination, Acquisition Related Costs	$ 4,671	$ 705
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(1,383)	(193)
Business Acquisition, Goodwill, Expected Tax Deductible Amount	26,401	10,218
Business Combination, Contingent Consideration, Liability, Total	13,286
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	11,314
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	13,311
Contingent Consideration Paid	9,245	2,792
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(167)	1,314
Business Combination, Contingent Consideration, Liability, Total	$ 13,286	$ 18,418
FirstService Residential Segment [Member]
Number of Businesses Acquired		5
FirstService Brands Segment [Member]
Number of Businesses Acquired		4